Employee Future Benefits - Summary of Benefit Obligations and Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 2,971	$ 2,600
Fair value of plan assets	2,511	2,207
Accumulated benefit obligation	2,752	2,185
Fair value of plan assets	2,478	1,940
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	537	486
Fair value of plan assets	$ 151	$ 123